Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	$ 189	$ 702
Net fair value	(738,136)	(845,754)
Net carrying amount	(702,622)	(799,410)
Net fair value	(738,136)	(845,754)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	(738,136)	(845,754)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Derivatives [member]
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	189	702
Net fair value	189	702
Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of financial liabilities	(702,811)	(800,112)
Fair value of financial liabilities	(738,325)	(846,456)
Jet Fuel Asian Call Options [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	185	431
Net fair value	185	431
Jet Fuel Asian Call Options [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Jet Fuel Asian Call Options [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	185	431
Jet Fuel Asian Call Options [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Net fair value	4	271
Interests Rate Cap [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interests Rate Cap [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	4	271
Interests Rate Cap [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interest Bearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Net fair value	(738,325)	(846,456)
Interest Bearing Loans And Borrowings [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interest Bearing Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	(738,325)	(846,456)
Interest Bearing Loans And Borrowings [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value